Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 13,635	$ 10,546
New loans	189	4,864
Repayments	(828)	(1,775)
Aggregate balance - December 31	$ 12,996	$ 13,635